Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000010744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class A Shares)
Account Value	$ 21,931	$ 21,931	$ 21,931	$ 19,881	$ 18,559	$ 18,956	$ 13,559	$ 14,479	$ 13,024	$ 11,847	$ 10,361	$ 9,919	$ 9,473
Average Annual Return, Percent	4.52%	7.49%	8.17%
C000010744 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.31%	8.66%	8.76%
C000010746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class C Shares)
Account Value	$ 22,249	$ 22,249	$ 22,249	20,169	18,833	19,340	13,895	14,913	13,476	12,324	10,835	10,418	10,000
Average Annual Return, Percent	8.72%	8.11%	8.33%
C000010746 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.72%	8.11%	8.33%
C000010743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class I Shares)
Account Value	$ 2,374,481	$ 2,374,481	$ 2,374,481	2,146,903	1,999,271	2,037,288	1,453,502	1,547,347	1,388,415	1,259,676	1,099,484	1,049,605	1,000,000
Average Annual Return, Percent	10.60%	8.94%	9.03%
C000098140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R2 Shares)
Account Value	$ 22,569	$ 22,569	$ 22,569	20,509	19,197	19,661	14,097	15,088	13,605	12,407	10,882	10,444	10,000
Average Annual Return, Percent	10.04%	8.39%	8.48%
C000173561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R3 Shares)
Account Value	$ 23,160	$ 23,160	$ 23,160	20,993	19,596	20,017	14,319	15,281	13,742	12,505	10,937	10,471	10,000
Average Annual Return, Percent	10.32%	8.67%	8.76%
C000173562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R4 Shares)
Account Value	$ 23,738	$ 23,738	$ 23,738	21,471	19,984	20,374	14,533	15,472	13,882	12,600	10,995	10,496	10,000
Average Annual Return, Percent	10.56%	8.94%	9.03%
C000098141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R5 Shares)
Account Value	$ 24,146	$ 24,146	$ 24,146	21,800	20,272	20,626	14,690	15,624	13,992	12,676	11,037	10,516	10,000
Average Annual Return, Percent	10.76%	9.10%	9.22%
C000109963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R6 Shares)
Account Value	$ 12,188,380	$ 12,188,380	$ 12,188,380	10,992,394	10,210,777	10,378,858	7,386,501	7,843,875	7,020,773	6,354,387	5,527,765	5,265,577	5,000,000
Average Annual Return, Percent	10.88%	9.22%	9.32%
C000010903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class A Shares)
Account Value	$ 22,651	$ 22,651	$ 22,651	19,252	16,787	19,527	14,125	13,498	12,862	11,585	9,720	10,077	9,551
Average Annual Return, Percent	12.37%	9.89%	8.52%
C000010903 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.66%	10.91%	9.02%
C000010905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class C Shares)
Account Value	$ 22,693	$ 22,693	$ 22,693	19,288	16,822	19,673	14,305	13,743	13,175	11,933	10,072	10,497	10,000
Average Annual Return, Percent	16.08%	10.33%	8.54%
C000010905 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	17.08%	10.33%	8.54%
C000010902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class I Shares)
Account Value	$ 2,431,044	$ 2,431,044	$ 2,431,044	2,061,117	1,793,128	2,080,778	1,501,839	1,431,442	1,360,883	1,222,406	1,023,281	1,057,990	1,000,000
Average Annual Return, Percent	17.95%	11.17%	9.29%
C000191459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class R6 Shares)
Account Value	$ 12,318,246	$ 12,318,246	$ 12,318,246	10,417,993	9,040,803	10,466,479	7,537,291	7,169,374	6,805,047	6,107,764	5,112,835	5,287,617	5,000,000
Average Annual Return, Percent	18.24%	11.43%	9.44%
C000010915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class A Shares)
Account Value	$ 14,051	$ 14,051	$ 14,051	12,977	12,375	13,841	12,127	11,535	10,903	10,507	9,827	9,733	9,552
Average Annual Return, Percent	3.39%	3.08%	3.46%
C000010915 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	8.28%	4.02%	3.94%
C000010917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class C Shares)
Account Value	$ 14,086	$ 14,086	$ 14,086	13,009	12,416	13,954	12,290	11,750	11,165	10,830	10,178	10,144	10,000
Average Annual Return, Percent	6.67%	3.50%	3.49%
C000010917 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	7.67%	3.50%	3.49%
C000010914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class I Shares)
Account Value	$ 1,508,802	$ 1,508,802	$ 1,508,802	1,389,746	1,321,356	1,474,248	1,288,521	1,223,083	1,153,563	1,108,342	1,033,757	1,021,275	1,000,000
Average Annual Return, Percent	8.57%	4.29%	4.20%
C000191474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class R6 Shares)
Account Value	$ 7,648,463	$ 7,648,463	$ 7,648,463	7,026,745	6,669,419	7,417,034	6,466,737	6,125,411	5,768,404	5,539,557	5,166,779	5,105,204	5,000,000
Average Annual Return, Percent	8.85%	4.54%	4.34%
C000010798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class A Shares)
Account Value	$ 46,989	$ 46,989	$ 46,989	34,725	27,705	34,928	24,772	19,042	16,752	13,038	10,229	10,934	9,475
Average Annual Return, Percent	28.22%	18.52%	16.73%
C000010798 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	35.32%	19.80%	17.37%
C000010800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class C Shares)
Account Value	$ 47,651	$ 47,651	$ 47,651	35,215	28,094	35,595	25,367	19,601	17,329	13,556	10,691	11,483	10,000
Average Annual Return, Percent	33.64%	19.20%	16.90%
C000010800 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	34.64%	19.20%	16.90%
C000010797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class I Shares)
Account Value	$ 5,069,996	$ 5,069,996	$ 5,069,996	3,737,272	2,974,208	3,740,762	2,645,997	2,029,103	1,780,662	1,382,847	1,083,313	1,156,048	1,000,000
Average Annual Return, Percent	35.66%	20.10%	17.63%
C000070644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R2 Shares)
Account Value	$ 48,346	$ 48,346	$ 48,346	35,818	28,649	36,212	25,745	19,840	17,497	13,658	10,743	11,513	10,000
Average Annual Return, Percent	34.98%	19.50%	17.07%
C000173565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R3 Shares)
Account Value	$ 49,500	$ 49,500	$ 49,500	36,584	29,189	36,800	26,097	20,060	17,647	13,740	10,790	11,538	10,000
Average Annual Return, Percent	35.31%	19.80%	17.34%
C000173566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R4 Shares)
Account Value	$ 50,688	$ 50,688	$ 50,688	37,369	29,740	37,402	26,456	20,288	17,803	13,828	10,833	11,560	10,000
Average Annual Return, Percent	35.64%	20.10%	17.62%
C000076449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R5 Shares)
Account Value	$ 51,530	$ 51,530	$ 51,530	37,929	30,139	37,847	26,733	20,471	17,934	13,906	10,874	11,580	10,000
Average Annual Return, Percent	35.86%	20.28%	17.82%
C000093777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R6 Shares)
Account Value	$ 26,017,288	$ 26,017,288	$ 26,017,288	19,132,771	15,187,762	19,053,135	13,445,866	10,283,912	9,002,643	6,972,573	5,447,380	5,795,089	5,000,000
Average Annual Return, Percent	35.98%	20.40%	17.93%
C000010894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class A Shares)
Account Value	$ 16,522	$ 16,522	$ 16,522	14,826	13,757	16,216	9,294	11,167	12,371	11,104	9,330	9,574	9,475
Average Annual Return, Percent	5.60%	6.99%	5.15%
C000010894 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.43%	8.15%	5.72%
C000010896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class C Shares)
Account Value	$ 16,706	$ 16,706	$ 16,706	14,992	13,916	16,478	9,493	11,456	12,755	11,507	9,730	10,047	10,000
Average Annual Return, Percent	9.86%	7.63%	5.27%
C000010896 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.86%	7.63%	5.27%
C000010893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class I Shares)
Account Value	$ 1,788,791	$ 1,788,791	$ 1,788,791	1,601,422	1,482,361	1,742,358	995,998	1,193,056	1,318,691	1,180,570	989,619	1,013,076	1,000,000
Average Annual Return, Percent	11.70%	8.44%	5.99%
C000070648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R2 Shares)
Account Value	$ 16,993	$ 16,993	$ 16,993	15,299	14,233	16,817	9,662	11,630	12,916	11,627	9,797	10,077	10,000
Average Annual Return, Percent	11.07%	7.88%	5.45%
C000173568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R3 Shares)
Account Value	$ 17,426	$ 17,426	$ 17,426	15,644	14,522	17,113	9,808	11,778	13,051	11,713	9,844	10,102	10,000
Average Annual Return, Percent	11.39%	8.15%	5.71%
C000173567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R4 Shares)
Account Value	$ 17,860	$ 17,860	$ 17,860	15,997	14,812	17,406	9,951	11,919	13,172	11,797	9,893	10,129	10,000
Average Annual Return, Percent	11.64%	8.42%	5.97%
C000010748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class A Shares)
Account Value	$ 30,372	$ 30,372	$ 30,372	24,492	20,579	23,128	16,497	15,406	14,021	12,309	10,492	10,134	9,476
Average Annual Return, Percent	17.50%	13.31%	11.75%
C000010748 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	24.01%	14.54%	12.35%
C000010750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class C Shares)
Account Value	$ 30,437	$ 30,437	$ 30,437	24,544	20,624	23,316	16,732	15,722	14,393	12,715	10,908	10,615	10,000
Average Annual Return, Percent	22.27%	13.85%	11.77%
C000010750 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	23.27%	13.85%	11.77%
C000010747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class I Shares)
Account Value	$ 3,285,770	$ 3,285,770	$ 3,285,770	2,643,156	2,215,227	2,483,766	1,767,326	1,646,321	1,494,428	1,308,863	1,112,762	1,071,914	1,000,000
Average Annual Return, Percent	24.31%	14.82%	12.63%
C000173239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class R6 Shares)
Account Value	$ 16,634,101	$ 16,634,101	$ 16,634,101	13,360,063	11,179,431	12,514,459	8,889,938	8,268,402	7,494,417	6,553,493	5,563,809	5,359,572	5,000,000
Average Annual Return, Percent	24.51%	15.00%	12.77%
C000010803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class A Shares)
Account Value	$ 24,293	$ 24,293	$ 24,293	21,472	19,235	20,294	12,538	13,727	13,581	12,750	9,925	10,180	9,476
Average Annual Return, Percent	7.19%	10.89%	9.28%
C000010803 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.14%	12.09%	9.87%
C000010805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class C Shares)
Account Value	$ 24,609	$ 24,609	$ 24,609	21,752	19,484	20,672	12,836	14,112	14,041	13,245	10,370	10,688	10,000
Average Annual Return, Percent	11.59%	11.54%	9.42%
C000010805 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.59%	11.54%	9.42%
C000010802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class I Shares)
Account Value	$ 2,617,879	$ 2,617,879	$ 2,617,879	2,307,470	2,062,702	2,172,110	1,339,006	1,460,992	1,443,015	1,351,038	1,050,503	1,075,627	1,000,000
Average Annual Return, Percent	13.45%	12.37%	10.10%
C000070645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R2 Shares)
Account Value	$ 24,963	$ 24,963	$ 24,963	22,125	19,870	21,028	13,028	14,290	14,181	13,344	10,422	10,721	10,000
Average Annual Return, Percent	12.83%	11.80%	9.58%
C000205210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R3 Shares)
Account Value	$ 25,618	$ 25,618	$ 25,618	22,640	20,289	21,415	13,233	14,477	14,333	13,455	10,474	10,744	10,000
Average Annual Return, Percent	13.15%	12.09%	9.86%
C000205209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R4 Shares)
Account Value	$ 26,192	$ 26,192	$ 26,192	23,087	20,641	21,716	13,392	14,610	14,430	13,510	10,505	10,756	10,000
Average Annual Return, Percent	13.45%	12.38%	10.11%
C000033523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R5 Shares)
Account Value	$ 26,614	$ 26,614	$ 26,614	23,428	20,917	21,982	13,530	14,748	14,539	13,591	10,551	10,783	10,000
Average Annual Return, Percent	13.60%	12.53%	10.28%
C000093778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R6 Shares)
Account Value	$ 13,424,172	$ 13,424,172	$ 13,424,172	11,805,470	10,525,791	11,054,398	6,795,277	7,397,695	7,286,930	6,807,745	5,281,294	5,392,573	5,000,000
Average Annual Return, Percent	13.71%	12.66%	10.38%
C000033524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R5 Shares)
Account Value	$ 18,108	$ 18,108	$ 18,108	16,193	14,972	17,572	10,032	12,006	13,244	11,842	9,916	10,139	10,000
Average Annual Return, Percent	11.83%	8.57%	6.12%
C000010897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R6 Shares)
Account Value	$ 9,151,812	$ 9,151,812	$ 9,151,812	8,177,136	7,551,740	8,855,834	5,050,193	6,036,005	6,654,158	5,943,017	4,969,556	5,074,616	5,000,000
Average Annual Return, Percent	11.92%	8.68%	6.23%
C000010911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class A Shares)
Account Value	$ 16,786	$ 16,786	$ 16,786	15,006	13,829	15,668	12,800	12,194	11,555	10,871	9,785	9,825	9,549
Average Annual Return, Percent	6.82%	5.62%	5.32%
C000010911 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.86%	6.60%	5.80%
C000010913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class C Shares)
Account Value	$ 16,853	$ 16,853	$ 16,853	15,066	13,882	15,806	12,979	12,422	11,843	11,203	10,148	10,245	10,000
Average Annual Return, Percent	10.32%	6.08%	5.36%
C000010913 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.32%	6.08%	5.36%
C000010910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class I Shares)
Account Value	$ 1,803,441	$ 1,803,441	$ 1,803,441	1,607,705	1,477,192	1,669,937	1,360,773	1,292,717	1,222,924	1,146,976	1,029,986	1,031,498	1,000,000
Average Annual Return, Percent	12.17%	6.89%	6.07%
C000191469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class R6 Shares)
Account Value	$ 9,144,621	$ 9,144,621	$ 9,144,621	8,136,257	7,457,103	8,409,778	6,835,565	6,481,593	6,116,867	5,732,084	5,147,422	5,156,012	5,000,000
Average Annual Return, Percent	12.39%	7.13%	6.22%
C000010158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class A Shares)
Account Value	$ 25,987	$ 25,987	$ 25,987	22,924	19,179	26,932	18,760	15,595	13,517	11,418	9,553	10,648	9,476
Average Annual Return, Percent	7.41%	9.56%	10.02%
C000010158 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.36%	10.75%	10.61%
C000010160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class C Shares)
Account Value	$ 26,330	$ 26,330	$ 26,330	23,227	19,444	27,439	19,209	16,045	13,978	11,865	9,982	11,178	10,000
Average Annual Return, Percent	11.80%	10.20%	10.17%
C000010160 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.80%	10.20%	10.17%
C000010157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class I Shares)
Account Value	$ 2,824,870	$ 2,824,870	$ 2,824,870	2,485,384	2,073,866	2,904,808	2,017,375	1,671,399	1,444,230	1,216,150	1,014,418	1,127,219	1,000,000
Average Annual Return, Percent	13.66%	11.07%	10.94%
C000077259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R2 Shares)
Account Value	$ 26,775	$ 26,775	$ 26,775	23,688	19,881	28,002	19,554	16,295	14,157	11,988	10,049	11,218	10,000
Average Annual Return, Percent	13.03%	10.44%	10.35%
C000173559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R3 Shares)
Account Value	$ 27,381	$ 27,381	$ 27,381	24,163	20,232	28,424	19,799	16,457	14,263	12,049	10,082	11,237	10,000
Average Annual Return, Percent	13.32%	10.72%	10.60%
C000173560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R4 Shares)
Account Value	$ 28,075	$ 28,075	$ 28,075	24,716	20,643	28,925	20,102	16,664	14,408	12,142	10,132	11,265	10,000
Average Annual Return, Percent	13.59%	11.00%	10.87%
C000106055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R5 Shares)
Account Value	$ 28,611	$ 28,611	$ 28,611	25,146	20,963	29,330	20,337	16,827	14,520	12,213	10,172	11,287	10,000
Average Annual Return, Percent	13.78%	11.20%	11.08%
C000106056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R6 Shares)
Account Value	$ 14,395,711	$ 14,395,711	$ 14,395,711	12,641,234	10,531,848	14,720,803	10,203,014	8,438,630	7,276,877	6,117,532	5,093,213	5,647,767	5,000,000
Average Annual Return, Percent	13.88%	11.27%	11.15%
C000010793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class A Shares)
Account Value	$ 17,139	$ 17,139	$ 17,139	16,161	14,754	16,960	11,978	12,552	12,458	11,205	9,837	10,013	9,473
Average Annual Return, Percent	0.49%	5.29%	5.54%
C000010793 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.05%	6.43%	6.11%
C000010795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class C Shares)
Account Value	$ 17,326	$ 17,326	$ 17,326	16,337	14,909	17,226	12,228	12,880	12,843	11,609	10,255	10,502	10,000
Average Annual Return, Percent	4.53%	5.90%	5.65%
C000010795 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.53%	5.90%	5.65%
C000010792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class I Shares)
Account Value	$ 1,854,699	$ 1,854,699	$ 1,854,699	1,744,745	1,589,604	1,822,117	1,283,647	1,342,028	1,328,717	1,192,022	1,043,535	1,059,731	1,000,000
Average Annual Return, Percent	6.30%	6.68%	6.37%
C000173563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R3 Shares)
Account Value	$ 18,082	$ 18,082	$ 18,082	17,052	15,574	17,897	12,642	13,250	13,149	11,823	10,383	10,569	10,000
Average Annual Return, Percent	6.04%	6.42%	6.10%
C000173564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R4 Shares)
Account Value	$ 18,536	$ 18,536	$ 18,536	17,447	15,880	18,208	12,834	13,415	13,281	11,916	10,435	10,597	10,000
Average Annual Return, Percent	6.24%	6.68%	6.37%
C000162349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R6 Shares)
Account Value	$ 9,481,951	$ 9,481,951	$ 9,481,951	8,893,571	8,078,761	9,238,884	6,492,863	6,773,327	6,688,006	5,986,053	5,227,277	5,298,657	5,000,000
Average Annual Return, Percent	6.62%	6.96%	6.61%
C000010813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class A Shares)
Account Value	$ 23,279	$ 23,279	$ 23,279	21,695	19,087	30,466	20,513	17,534	16,687	12,354	9,195	10,713	9,477
Average Annual Return, Percent	1.68%	4.70%	8.82%
C000010813 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	7.30%	5.83%	9.40%
C000010815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class C Shares)
Account Value	$ 23,588	$ 23,588	$ 23,588	21,983	19,352	31,031	21,000	18,038	17,263	12,839	9,605	11,247	10,000
Average Annual Return, Percent	5.72%	5.31%	8.96%
C000010815 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.72%	5.31%	8.96%
C000010811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class I Shares)
Account Value	$ 2,518,040	$ 2,518,040	$ 2,518,040	2,341,714	2,054,590	3,270,638	2,196,805	1,872,586	1,778,251	1,312,637	975,164	1,132,914	1,000,000
Average Annual Return, Percent	7.53%	6.10%	9.67%
C000010812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class L Shares)
Account Value	$ 7,666,510	$ 7,666,510	$ 7,666,510	7,119,164	6,236,296	9,913,184	6,650,080	5,661,383	5,366,071	3,957,803	2,933,331	3,404,122	3,000,000
Average Annual Return, Percent	7.69%	6.25%	9.84%
C000070647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R2 Shares)
Account Value	$ 23,948	$ 23,948	$ 23,948	22,384	19,736	31,579	21,321	18,268	17,424	12,937	9,657	11,274	10,000
Average Annual Return, Percent	6.99%	5.56%	9.13%
C000190882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R3 Shares)
Account Value	$ 24,560	$ 24,560	$ 24,560	22,884	20,139	32,136	21,633	18,501	17,607	13,036	9,702	11,304	10,000
Average Annual Return, Percent	7.32%	5.83%	9.40%
C000190883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R4 Shares)
Account Value	$ 25,180	$ 25,180	$ 25,180	23,409	20,549	32,708	21,968	18,725	17,773	13,126	9,752	11,329	10,000
Average Annual Return, Percent	7.57%	6.10%	9.67%
C000173240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R5 Shares)
Account Value	$ 25,568	$ 25,568	$ 25,568	23,733	20,793	33,050	22,170	18,870	17,887	13,193	9,778	11,347	10,000
Average Annual Return, Percent	7.73%	6.26%	9.84%
C000093779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R6 Shares)
Account Value	$ 12,910,994	$ 12,910,994	$ 12,910,994	11,970,579	10,482,056	16,640,771	11,149,442	9,480,575	8,978,219	6,614,807	4,900,043	5,677,438	5,000,000
Average Annual Return, Percent	7.86%	6.37%	9.95%
C000010907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class A Shares)
Account Value	$ 19,350	$ 19,350	$ 19,350	16,898	15,194	17,385	13,426	12,769	12,110	11,144	9,705	9,909	9,548
Average Annual Return, Percent	9.35%	7.67%	6.82%
C000010907 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.51%	8.67%	7.32%
C000010909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class C Shares)
Account Value	$ 19,417	$ 19,417	$ 19,417	16,956	15,243	17,533	13,616	13,015	12,421	11,491	10,065	10,337	10,000
Average Annual Return, Percent	12.98%	8.11%	6.86%
C000010909 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.98%	8.11%	6.86%
C000010906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class I Shares)
Account Value	$ 2,077,694	$ 2,077,694	$ 2,077,694	1,809,368	1,623,146	1,852,902	1,428,222	1,354,447	1,282,338	1,176,207	1,022,155	1,041,075	1,000,000
Average Annual Return, Percent	14.83%	8.93%	7.59%
C000191460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class R6 Shares)
Account Value	$ 10,539,480	$ 10,539,480	$ 10,539,480	9,155,718	8,192,607	9,328,317	7,169,329	6,787,749	6,412,600	5,877,455	5,107,665	5,203,431	5,000,000
Average Annual Return, Percent	15.11%	9.20%	7.74%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,505	$ 32,505	$ 32,505	26,239	21,983	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Average Annual Return, Percent	23.88%	14.61%	12.51%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,058	$ 22,058	$ 22,058	19,510	17,492	18,771	13,064	14,331	13,212	12,375	10,711	10,413	10,000
Average Annual Return, Percent	13.06%	9.01%	8.23%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	$ 11,430	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000
Average Annual Return, Percent	2.63%	(0.23%)	1.35%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	$ 31,475	$ 31,475	25,564	21,491	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Average Annual Return, Percent	23.13%	14.14%	12.15%
MSCI EAFE Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net total return)
Account Value	$ 15,285	$ 15,285	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
Average Annual Return, Percent	11.54%	6.46%	4.33%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	$ 45,384	$ 45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716	11,390	11,056	10,000
Average Annual Return, Percent	33.48%	19.34%	16.33%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 18,294	$ 18,294	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Average Annual Return, Percent	10.90%	7.07%	6.23%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,063	13,170	11,171	10,742	10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,178	$ 27,178	$ 27,178	23,622	19,184	27,240	18,947	16,930	14,859	12,537	10,711	10,945	10,000
Average Annual Return, Percent	15.05%	9.93%	10.51%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	$ 20,400	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Average Annual Return, Percent	9.14%	6.17%	7.39%
Lipper Mixed Asset Target Allocation Aggressive Growth Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Aggressive Growth Funds
Account Value	$ 21,290	$ 21,290	$ 21,290	18,246	15,935	19,070	13,625	13,425	12,882	11,602	9,941	10,331	10,000
Average Annual Return, Percent	16.68%	9.65%	7.84%
Lipper Mixed Asset Target Allocation Conservative Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Conservative Funds Index
Account Value	$ 14,261	$ 14,261	$ 14,261	13,154	12,591	14,136	12,237	11,902	11,284	10,882	10,246	10,028	10,000
Average Annual Return, Percent	8.42%	3.68%	3.61%
Bloomberg U S Intermediate Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Aggregate Index
Account Value	$ 11,418	$ 11,418	$ 11,418	11,027	11,093	12,046	12,040	11,294	10,582	10,616	10,633	10,189	10,000
Average Annual Return, Percent	3.55%	0.22%	1.33%
Lipper Mixed Asset Target Allocation Moderate Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Moderate Funds Index
Account Value	$ 17,730	$ 17,730	$ 17,730	15,797	14,543	16,437	13,223	12,792	12,038	11,349	10,246	10,194	10,000
Average Annual Return, Percent	12.24%	6.74%	5.89%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 21,562	$ 21,562	$ 21,562	19,519	17,185	21,752	13,785	14,465	14,214	12,228	10,203	10,592	10,000
Average Annual Return, Percent	10.47%	8.31%	7.99%
Lipper Mixed Asset Target Allocation Growth Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Growth Funds Index
Account Value	$ 20,348	$ 20,348	$ 20,348	$ 17,734	$ 16,015	$ 18,432	$ 14,185	$ 13,443	$ 12,709	$ 11,736	$ 10,325	$ 10,322	$ 10,000
Average Annual Return, Percent	14.74%	8.63%	7.36%